Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Parties

11. Related Parties

On July 11, 2018, the Company entered into a consulting agreement (the “Consulting Agreement”) with Ascentaur, LLC (“Ascentaur”). Sebastian Giordano is the Chief Executive Officer of Ascentaur. Mr. Giordano has served on the board of directors of the Company since February 2013 and served as the Company’s Interim Chief Executive Officer from August 2013 through April 2016 and as the Company’s Chief Executive Officer from April 2016 through January 2018.

Pursuant to the terms of the Consulting Agreement, Ascentaur has agreed to provide advisory services with respect to the strategic development and growth of the Company, including advising the Company on market strategy and overall Company strategy, advising the Company on the sale of the Company’s Suisun City Operations, providing assistance to the Company in identifying and recruiting prospective employees, customers, business partners, investors and advisors that offer desirable administrative, financing, investment, technical, marketing and/or strategic expertise, and performing such other services pertaining to the Company’s business as the Company and Ascentaur may from time to time mutually agree. The term of the Consulting Agreement commenced on July 11, 2018 and will continue until terminated in accordance with the terms of the Consulting Agreement. During the three and nine months ended September 30, 2019, the Company recorded $- and $30,400, respectively, as general and administrative related to this consulting agreement. As of September 30, 2019, the balance in accounts payable was $0.

During the nine months ended September 30, 2019, the Company sold Alpha Capital Anstalt, a significant shareholder, as part of a registered public offering, 299,043 shares of common stock for $1,235,000, net of offering expenses of $15,000. Additionally, during the nine months ended September 30, 2019. Alpha Capital Anstalt was issued of 277,778 shares of common stock upon its exercise of Series K warrants with cash proceeds to the Company of $16,667.

10. Related Parties

On July 11, 2018, the Company entered into a consulting agreement (the “Consulting Agreement”) with Ascentaur, LLC (“Ascentaur”). Sebastian Giordano is the Chief Executive Officer of Ascentaur. Mr. Giordano has served on the board of directors of the Company since February 2013 and served as the Company’s Interim Chief Executive Officer from August 2013 through April 2016 and as the Company’s Chief Executive Officer from April 2016 through January 2018.

Pursuant to the terms of the Consulting Agreement, Ascentaur has agreed to provide advisory services with respect to the strategic development and growth of the Company, including advising the Company on market strategy and overall Company strategy, advising the Company on the sale of the Company’s Suisun City Operations, providing assistance to the Company in identifying and recruiting prospective employees, customers, business partners, investors and advisors that offer desirable administrative, financing, investment, technical, marketing and/or strategic expertise, and performing such other services pertaining to the Company’s business as the Company and Ascentaur may from time to time mutually agree. The term of the Consulting Agreement commenced on July 11, 2018 and will continue until April 9, 2019 or until terminated in accordance with the terms of the Consulting Agreement. During the year ended December 31, 2018, the Company recorded $147,754 as general and administrative related to this consulting agreement. As of December 31, 2018, approximately $51,000 was paid in cash and approximately $97,000 is recorded as accounts payable. Of this amount, Ascentaur received $90,000 in relation to the sale of Suisun City Operations (see Note 3).

During 2018 and 2017, the Company has entered into various financial transactions with Alpha Capital Anstalt through the issuance of $1,350,000 convertible notes in 2017, issued 213,707 shares of common stock in connection with the merger on January 30, 2018 for merger related services and cost of providing capital, issued 11,093 Series A Preferred Stock for $2,612,500 in the March 8, 2018 PIPE transaction, and was issued 277,778 Series K prefunded common stock warrants on November 14, 2018 for proceeds of approximately $983,000.

Palladium Capital Advisors has provided investment banking services in connection with the merger on January 30, 2018 and received 35,558 shares of common stock for merger related services, received 1,371 Series H-4 preferred shares and warrants in the March 8, 2018 PIPE transaction for advisory services.